Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX
9. INCOME TAX
The sources of loss before provision for income taxes are as follows for the year ended December 31, 2022 and the period from January 19, 2021 (inception) through December 31, 2021:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Domestic	$(2,287,692)	$(1,105,947)
Foreign	—	—

Total	$(2,287,692)	$(1,105,947)

The provision for income taxes was comprised of the following for the year ended December 31, 2022 and the period from January 19, 2021 (inception) through December 31, 2021:

	Year Ended December 31, 2022	Period from January 19, 2021 (Inception) through December 31, 2021
Current:
Federal	$342,216	$1,255
State and local	144,399	528
Foreign	—	—

Total current	486,615	1,783
Deferred:
Federal	—	—
State and local	—	—
Foreign	—	—

Total deferred	—	—

Total provision for income taxes	$486,615	$1,783

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

	Year Ended December 31, 2022	Period from January 19, 2021(Inception) through December 31, 2021
Statutory income tax benefit	$(480,415)	$(232,249)
State income taxes, net of federal	(184,760)	(75,096)
Warrant and note payable revaluation	(75,812)	6,431
Valuation allowance on start-up costs	1,227,602	302,697

Provision for income taxes	$486,615	$1,783

For the year ended December 31, 2022 and the period from January 19, 2021 (inception) through December 31, 2021, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the start-up
costs.
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Start-up costs	$1,530,299	$302,697
Valuation allowance	(1,530,299)	(302,697)

Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2022 and 2021, the Company has recorded a valuation allowance of $1,530,299 and $302,697, respectively, to offset deferred tax assets related to its start-up
costs. The valuation allowance increased by $1,227,602 for the year ended December 31, 2022. As of December 31, 2022 and 2021, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of December 31, 2022 and 2021, the Company has not accrued interest or penalties on unrecognized tax benefits, as there are no positions recorded as of 2022 or 2021. No changes to the uncertain tax positions balance are anticipated within the next 12 months, and are not expected to materially impact the financial statements.